UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brencourt Advisors, LLC
Address: 600 Lexington Ave., 8th FL

         New York, NY  10022

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Adam Hopkins
Title:     Chief Compliance Officer
Phone:     (212) 313-9776

Signature, Place, and Date of Signing:

     Adam Hopkins     New York, NY     November 13, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $49,457 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMTRUST FINANCIAL SERVICES I   COM              032359309      584    51200 SH                               51200
BJ SVCS CO                     COM              055482103     2234   115000 SH                              115000
CIT GROUP INC                  PUT              125581958      242   200000 SH  PUT                         200000
DIREXION SHS ETF TR            PUT              25459W956      698     8500 SH  PUT                           8500
DIREXION SHS ETF TR            PUT              25459W952     2246    44000 SH  PUT                          44000
DIREXION SHS ETF TR            PUT              25459W957     1354    30000 SH  PUT                          30000
GENERAL FINANCE CORP           COM              369822101       43    29744 SH                               29744
LEAP WIRELESS INTL INC         CALL             521863908      391    20000 SH  CALL                         20000
LIBERTY ACQUISITION HLDGS CO   COM              53015Y107     1630   171600 SH                              171600
LOUISIANA PAC CORP             PUT              546347955      667   100000 SH  PUT                         100000
MAIDEN HOLDINGS LTD            SHS              G5753U112     1454   200000 SH                              200000
MANNKIND CORP                  NOTE 3.750%12/1  56400PAA0     2612  3250000 PRN                            3250000
MANNKIND CORP                  CALL             56400P901     1970   200000 SH  CALL                        200000
MARSHALL EDWARDS INC           COM              572322303       13    13500 SH                               13500
ODYSSEY RE HLDGS CORP          COM              67612W108     1620    25000 SH                               25000
OMNITURE INC                   COM              68212S109     1608    75000 SH                               75000
PEPSI BOTTLING GROUP INC       COM              713409100     2769    76000 SH                               76000
PEROT SYS CORP                 CL A             714265105     2228    75000 SH                               75000
PROSPECT ACQUISITION CORP      COM              74347T103     1980   200000 SH                              200000
SCHERING PLOUGH CORP           COM              806605101     4238   150000 SH                              150000
SEPRACOR INC                   COM              817315104     2290   100000 SH                              100000
SEQUENOM INC                   COM NEW          817337405     2078   643493 SH                              643493
SEQUENOM INC                   CALL             817337905     1124   348100 SH  CALL                        348100
SUN MICROSYSTEMS INC           COM NEW          866810203      909   100000 SH                              100000
VARIAN INC                     COM              922206107     1787    35000 SH                               35000
WYETH                          COM              983024100    10688   220000 SH                              220000